                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                              Form 13F Cover Page


Report for the Calendar Year or Quarter Ended            June 30, 1994
                                                         -------------


Check here if Amendment [X]               Amendment Number : 5
                                                            ---

   This Amendment (Check only one): [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBS Partners, L.P.
           ---------------------------------
Address:   1 Lafayette Place
           ---------------------------------
           Greenwich, CT 06830
           ---------------------------------

Form 13F File Number:  28- 2610
                       ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      E.J. Bird
           ----------------------------------------------
Title:     Vice President of General Partner
           ----------------------------------------------
Phone:     (203) 861-4600
           ----------------------------------------------

Signature, Place, and Date of Signing:

                         /s/ E.J. BIRD                            Greenwich, CT                                     August 13, 1999
           ----------------------------------------------         ----------------------------------               -----------------
                          (Signature)                                          (City, State)                             (Date)

Report Type ( Check only one):

         [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

         [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                NONE
Form 13F Information Table Entry Total:                             24
Form 13F Information Table Value Total:                   $    617,643
                                                          ------------
                                                          (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table
Page 1 of 2

      Column 1:                      Column 2:  Column 3:    Column 4:               Column 5:          Column 6:
                                                                           ---------------------------
                                                            Fair Market    Shares or
                                     Title of    CUSIP         Value       Principal                    Investment
   Name of Issuer                     Class      Number     (x $1,000)      Amount    SH/PRN  Put/Call  Discretion
   --------------                    --------  -----------  -----------    ---------  ------  --------  ----------
American Express Co                   Common   025816-10-9     31,292      1,215,240    SH                 SOLE

Bankers Trust NY Corp.                Common   066365-10-7     19,654        295,000    SH                 SOLE

Columbia Gas Sys Inc.                 Common   197648-10-8      8,870        328,500    SH                 SOLE

Enquirer/Star Group Inc               Common   293554-10-1      5,076        288,000    SH                 SOLE

Exar Corp.                            Common   300645-10-8      4,093        160,500    SH                 SOLE

Financial Security Assurn Hldgs       Common   31769P-10-0      6,600        300,000    SH                 SOLE

Federal Home Ln Mtg Corp              Common   313400-30-1     56,114        927,500    SH                 SOLE

Fund Amern Enterprises Hldgs          Common   360768-10-5     32,723        464,149    SH                 SOLE

GTech Holdings Corp.                  Common   400518-10-6      5,950        352,600    SH                 SOLE

GP Financial Corp.                    Common   361935-10-9     20,466        925,000    SH                 SOLE

Lehman Brothers Hldg Inc.             Common   524908-10-0     35,158      2,324,500    SH                 SOLE

Kemper Corp                           Common   488396-10-2     31,230        516,200    SH                 SOLE

Kemper Corp                           Option   488396-90-2          8             75    SH       Call      SOLE

National Health Labs Inc.             Common   63633F-10-9      2,472        203,900    SH                DEFINED

National Health Labs Inc.             Common   63633F-10-9     49,897      4,115,200    SH                 SOLE

Paramount Communications Inc.         Common   699216-10-7     47,430      1,020,000    SH                 SOLE

PS Group Inc.                         Common   693624-10-8      8,367        816,300    SH                 SOLE

COLUMN TOTALS                             This Page           365,400

      Column 1:                        Column 7:                 Column 8:
                                                             Voting Authority
                                                    ----------------------------------
                                        Other
   Name of Issuer                      Managers     (a) Sole    (b) Shared    (c) None
   --------------                      --------     --------    ----------    --------
American Express Co                                 1,215,240

Bankers Trust NY Corp.                                295,000

Columbia Gas Sys Inc.                                 328,500

Enquirer/Star Group Inc                               288,000

Exar Corp.                                            160,500

Financial Security Assurn Hldgs                       300,000

Federal Home Ln Mtg Corp                              927,500

Fund Amern Enterprises Hldgs                          464,149

GTech Holdings Corp.                                  352,600

GP Financial Corp.                                    925,000

Lehman Brothers Hldg Inc.                           2,324,500

Kemper Corp                                           516,200

Kemper Corp                                                75

National Health Labs Inc.                             203,900

National Health Labs Inc.                           4,115,200

Paramount Communications Inc.                       1,020,000

PS Group Inc.                                         816,300

                           FORM 13F Information Table
Page 2 of 2

      Column 1:                      Column 2:  Column 3:    Column 4:                Column 5:         Column 6:
                                                                           ---------------------------
                                                            Fair Market    Shares or
                                     Title of    CUSIP         Value       Principal                    Investment
   Name of Issuer                     Class      Number      (x $1,000)     Amount    SH/PRN  Put/Call  Discretion
   --------------                    --------  -----------  -----------    ---------  ------  --------  ----------
Reebok Intl Ltd                       Common   758110-10-0     35,949      1,203,300    SH                 SOLE

Salomon Inc                           Common   79549B-10-7     56,273      1,178,500    SH                 SOLE

Student Loan Marketing Assn.          Common   863871-50-5     45,000      1,250,000    SH                 SOLE

Syntex Corp.                          Common   871616-10-8      2,431        105,700    SH                 SOLE

Transamerica Corp.                    Common   893485-10-2     28,148        540,000    SH                 SOLE

Wells Fargo & Co                      Common   949740-10-4     78,661        523,100    SH                 SOLE

Zurich Reins Centre Hldgs Inc.        Common   989822-10-1      5,781        215,100    SH                 SOLE

                                              This Page       252,243

COLUMN TOTALS                                 Grand Total     617,643

      Column 1:                      Column 7:                 Column 8:
                                                           Voting Authority
                                                  ----------------------------------
                                      Other
   Name of Issuer                    Managers     (a) Sole    (b) Shared    (c) None
   --------------                    --------     --------    ----------    --------
Reebok Intl Ltd                                   1,203,300

Salomon Inc                                       1,178,500

Student Loan Marketing Assn.                      1,250,000

Syntex Corp.                                        105,700

Transamerica Corp.                                  540,000

Wells Fargo & Co                                    523,100

Zurich Reins Centre Hldgs Inc.                      215,100